Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) (USD $) In Thousands, unless otherwise specified	6 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013 Additional Paid-in Capital [Member] Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]
Pension and postretirement plans, tax expense (benefit)	$ (11)				$ 10,139	$ (5,415)
Derivatives valuation, tax expense (benefit)		(227)	(45)	227	(135)	1,067
Unrealized gain (loss) on available for sale equity securities, tax expense (benefit)	$ 2	$ 17			$ 79	$ 101